Bank balance - Details of Balance With Banks (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of Bank Deposits [line items]
Current Account	₨ 34,087
Deposit Account	110,412		₨ 116,563	₨ 21,625
Cash and cash equivalents	144,499	$ 1,917	₨ 158,529	₨ 44,925
HDFC Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	599
Deposit Account	35,670
Cash and cash equivalents	36,269
ICICI Bank [member]
Disclosure of Bank Deposits [line items]
Deposit Account	34,883
Cash and cash equivalents	34,883
Citibank [member]
Disclosure of Bank Deposits [line items]
Current Account	18,902
Deposit Account	7,247
Cash and cash equivalents	26,149
Axis Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	1
Deposit Account	22,988
Cash and cash equivalents	22,989
HSBC [member]
Disclosure of Bank Deposits [line items]
Current Account	6,729
Deposit Account	4,672
Cash and cash equivalents	11,401
Saudi British Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	955
Deposit Account	3,311
Cash and cash equivalents	4,266
Wells Fargo Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	2,627
Cash and cash equivalents	2,627
Kotak Mahindra Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	2
Deposit Account	1,200
Cash and cash equivalents	1,202
BNP Paribas [member]
Disclosure of Bank Deposits [line items]
Current Account	1,034
Cash and cash equivalents	1,034
ANZ Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	426
Deposit Account	302
Cash and cash equivalents	728
Deutsche Bank [Member]
Disclosure of Bank Deposits [line items]
Current Account	496
Cash and cash equivalents	496
Standard Chartered Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	341
Cash and cash equivalents	341
UniCredit Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	334
Cash and cash equivalents	334
JP Morgan Chase [Member]
Disclosure of Bank Deposits [line items]
Current Account	107
Deposit Account	139
Cash and cash equivalents	246
MUFG Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	132
Cash and cash equivalents	132
Rabobank [member]
Disclosure of Bank Deposits [line items]
Current Account	129
Cash and cash equivalents	129
Silicon Valley Bank [Member]
Disclosure of Bank Deposits [line items]
Current Account	109
Cash and cash equivalents	109
United Amara Bank [Member]
Disclosure of Bank Deposits [line items]
Current Account	259
Cash and cash equivalents	259
Intesa San Paolo [Member]
Disclosure of Bank Deposits [line items]
Current Account	108
Cash and cash equivalents	108
Other [member]
Disclosure of Bank Deposits [line items]
Current Account	797
Cash and cash equivalents	₨ 797